Business Combination, Significant Transaction and Sale of Business (Details 17) - Effective Solutions Ltd [Member] $ in Thousands	Nov. 30, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ 692
Non-controlling interests	(320)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,232
Total assets acquired net of acquired cash	$ 6,173